Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements	9 Months Ended
Sep. 30, 2023 $ / shares
Fair Value Disclosures [Abstract]
Risk-free rate	5.40%
Corporate Bond Yield	16.17%
Coupon Interest Rate	7.00%
Volatility	70.00%
Dividend yield	0.00%
Conversion Price	$ 8